TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.4%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Aerospace and Defense -- 3.9%
-----------------------------------------------------------------------
General Dynamics Corp.                        150,000      $ 11,869,500
Northrop Grumman Corp.                         25,000         2,578,250
United Technologies Corp.                     125,000         7,708,750
-----------------------------------------------------------------------
                                                           $ 22,156,500
-----------------------------------------------------------------------
Auto Parts and Equipment -- 1.3%
-----------------------------------------------------------------------
Nissan Motor Co., Ltd.                        950,000      $  7,297,140
-----------------------------------------------------------------------
                                                           $  7,297,140
-----------------------------------------------------------------------
Banks - Regional -- 13.8%
-----------------------------------------------------------------------
Banc One Corp.                                200,000      $  7,714,000
Bank of America Corp.                         200,000        13,960,000
Golden West Financial Corp.                    45,000         3,107,700
M&T Bank Corp.                                 35,000         2,867,200
SouthTrust Corp.                              300,000         7,686,000
SunTrust Banks, Inc.                           50,000         3,042,000
TCF Financial Corp.                            75,000         3,183,000
Wachovia Corp.                                300,000        10,437,000
Washington Mutual, Inc.                       400,000        14,304,000
Wells Fargo & Co.                             225,000        11,355,750
-----------------------------------------------------------------------
                                                           $ 77,656,650
-----------------------------------------------------------------------
Broadcasting and Cable -- 2.1%
-----------------------------------------------------------------------
Clear Channel Communications, Inc.(1)          80,000      $  2,964,000
Viacom, Inc., Class B(1)                      200,000         8,922,000
-----------------------------------------------------------------------
                                                           $ 11,886,000
-----------------------------------------------------------------------
Building Products -- 0.5%
-----------------------------------------------------------------------
Lennar Corp.                                   50,000      $  2,758,500
-----------------------------------------------------------------------
                                                           $  2,758,500
-----------------------------------------------------------------------
Chemicals -- 2.2%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.              275,000      $ 12,155,000
-----------------------------------------------------------------------
                                                           $ 12,155,000
-----------------------------------------------------------------------
Communications Services -- 5.6%
-----------------------------------------------------------------------
ALLTEL Corp.                                  150,000      $  7,456,500
AT&T Corp.                                    350,000         4,564,000
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Communications Services (continued)
-----------------------------------------------------------------------
BCE, Inc.                                     440,000      $  7,634,000
SBC Communications, Inc.                      100,000         2,566,000
Verizon Communications, Inc.                  240,000         9,062,400
-----------------------------------------------------------------------
                                                           $ 31,282,900
-----------------------------------------------------------------------
Computers and Business Equipment -- 2.2%
-----------------------------------------------------------------------
Diebold, Inc.                                 125,000      $  4,456,250
International Business Machines Corp.         100,000         7,894,000
-----------------------------------------------------------------------
                                                           $ 12,350,250
-----------------------------------------------------------------------
Diversified Health Care Products -- 1.1%
-----------------------------------------------------------------------
Abbott Laboratories                           150,000      $  6,280,500
-----------------------------------------------------------------------
                                                           $  6,280,500
-----------------------------------------------------------------------
Diversified Manufacturing -- 1.2%
-----------------------------------------------------------------------
Emerson Electric Co.                          100,000      $  4,818,000
Tyco International Ltd.                       150,000         2,169,000
-----------------------------------------------------------------------
                                                           $  6,987,000
-----------------------------------------------------------------------
Electric Utilities -- 6.5%
-----------------------------------------------------------------------
Dominion Resources, Inc.                      150,000      $  7,200,000
Entergy Corp.                                 150,000         6,613,500
Exelon Corp.                                  125,000         6,300,000
FPL Group, Inc.                               225,000        13,270,500
Southern Co. (The)                            100,000         2,970,000
-----------------------------------------------------------------------
                                                           $ 36,354,000
-----------------------------------------------------------------------
Electronic Manufacturing Services -- 0.2%
-----------------------------------------------------------------------
Celestica, Inc.(1)                            100,000      $  1,380,000
-----------------------------------------------------------------------
                                                           $  1,380,000
-----------------------------------------------------------------------
Financial Services -- 6.8%
-----------------------------------------------------------------------
Citigroup, Inc.                               325,000      $ 12,008,750
Dun & Bradstreet Corp.(1)                     100,000         3,655,000
First Data Corp.                              200,000         6,988,000
Freddie Mac                                   200,000        12,316,000
H&R Block, Inc.                                75,000         3,328,500
-----------------------------------------------------------------------
                                                           $ 38,296,250
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Foods -- 4.7%
-----------------------------------------------------------------------
American Italian Pasta Co., Class A(1)         75,000      $  2,583,750
Nestle SA                                      55,000        11,792,176
Sara Lee Corp.                                525,000        11,985,750
-----------------------------------------------------------------------
                                                           $ 26,361,676
-----------------------------------------------------------------------
Health Care Services -- 1.0%
-----------------------------------------------------------------------
HCA, Inc.                                     135,000      $  5,871,150
-----------------------------------------------------------------------
                                                           $  5,871,150
-----------------------------------------------------------------------
Household Products -- 2.8%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                          150,000      $  7,725,000
Unilever NV                                   125,000         8,001,250
-----------------------------------------------------------------------
                                                           $ 15,726,250
-----------------------------------------------------------------------
Insurance -- 6.3%
-----------------------------------------------------------------------
American International Group, Inc.            190,000      $ 11,884,500
MetLife, Inc.                                 350,000         8,358,000
Progressive Corp.                             100,000         5,500,000
XL Capital Ltd. - Class A                     125,000         9,518,750
-----------------------------------------------------------------------
                                                           $ 35,261,250
-----------------------------------------------------------------------
Investment Services -- 5.2%
-----------------------------------------------------------------------
Franklin Resources, Inc.                      200,000      $  6,598,000
Goldman Sachs Group, Inc.                     100,000         7,160,000
Merrill Lynch & Co., Inc.                     250,000         9,487,500
Morgan Stanley Dean Witter & Co.              150,000         5,838,000
-----------------------------------------------------------------------
                                                           $ 29,083,500
-----------------------------------------------------------------------
Leisure and Tourism -- 0.7%
-----------------------------------------------------------------------
Carnival Corp.                                150,000      $  3,918,000
-----------------------------------------------------------------------
                                                           $  3,918,000
-----------------------------------------------------------------------
Medical - Drugs -- 1.5%
-----------------------------------------------------------------------
Andrx Corp.(1)                                200,000      $  3,090,000
Cardinal Health, Inc.                          40,000         2,768,400
King Pharmaceuticals, Inc.(1)                 175,000         2,686,250
-----------------------------------------------------------------------
                                                           $  8,544,650
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Industrial -- 2.2%
-----------------------------------------------------------------------
Alcoa, Inc.                                   550,000      $ 12,133,000
-----------------------------------------------------------------------
                                                           $ 12,133,000
-----------------------------------------------------------------------
Miscellaneous -- 0.5%
-----------------------------------------------------------------------
Fortune Brands, Inc.                           60,000      $  3,003,600
-----------------------------------------------------------------------
                                                           $  3,003,600
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.6%
-----------------------------------------------------------------------
GlobalSantaFe Corp.                           375,000      $  8,962,500
-----------------------------------------------------------------------
                                                           $  8,962,500
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.6%
-----------------------------------------------------------------------
Anadarko Petroleum Corp.                      200,000      $  8,908,000
-----------------------------------------------------------------------
                                                           $  8,908,000
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 7.9%
-----------------------------------------------------------------------
ConocoPhillips                                250,000      $ 12,125,000
Occidental Petroleum Corp.                    300,000         8,559,000
Royal Dutch Petroleum Co.                     275,000        11,764,500
Total Fina Elf SA - ADR                       175,000        11,903,500
-----------------------------------------------------------------------
                                                           $ 44,352,000
-----------------------------------------------------------------------
Paper and Forest Products -- 1.9%
-----------------------------------------------------------------------
International Paper Co.                       300,000      $ 10,479,000
-----------------------------------------------------------------------
                                                           $ 10,479,000
-----------------------------------------------------------------------
Printing and Business Products -- 0.5%
-----------------------------------------------------------------------
Lexmark International, Inc.(1)                 50,000      $  2,971,000
-----------------------------------------------------------------------
                                                           $  2,971,000
-----------------------------------------------------------------------
Publishing -- 2.4%
-----------------------------------------------------------------------
Gannett Co., Inc.                             100,000      $  7,593,000
McGraw-Hill Cos., Inc. (The)                   55,000         3,547,500
Scholastic Corp.(1)                            60,000         2,649,000
-----------------------------------------------------------------------
                                                           $ 13,789,500
-----------------------------------------------------------------------
Restaurants -- 0.5%
-----------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                    90,000      $  3,064,500
-----------------------------------------------------------------------
                                                           $  3,064,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.5%
-----------------------------------------------------------------------
Home Depot, Inc. (The)                        150,000      $  4,332,000
Staples, Inc.(1)                              175,000         2,712,500
Target Corporation                            150,000         4,518,000
TJX Companies, Inc.                           400,000         8,208,000
-----------------------------------------------------------------------
                                                           $ 19,770,500
-----------------------------------------------------------------------
Semiconductor Manufacturing Equipment -- 0.4%
-----------------------------------------------------------------------
Applied Materials, Inc.(1)                    150,000      $  2,254,500
-----------------------------------------------------------------------
                                                           $  2,254,500
-----------------------------------------------------------------------
Specialty Chemicals -- 0.4%
-----------------------------------------------------------------------
Valspar Corp.                                  50,000      $  2,088,500
-----------------------------------------------------------------------
                                                           $  2,088,500
-----------------------------------------------------------------------
Telecommunication Equipment Manufacturing -- 0.9%
-----------------------------------------------------------------------
Nokia Oyj ADR                                 300,000      $  4,986,000
-----------------------------------------------------------------------
                                                           $  4,986,000
-----------------------------------------------------------------------
Transport - Services -- 1.4%
-----------------------------------------------------------------------
FedEx Corp.                                   150,000      $  7,978,500
-----------------------------------------------------------------------
                                                           $  7,978,500
-----------------------------------------------------------------------
Transportation -- 1.6%
-----------------------------------------------------------------------
Union Pacific Corp.                           150,000      $  8,857,500
-----------------------------------------------------------------------
                                                           $  8,857,500
-----------------------------------------------------------------------
Trucks and Parts -- 0.5%
-----------------------------------------------------------------------
Oshkosh Truck Corp.                            50,000      $  2,847,500
-----------------------------------------------------------------------
                                                           $  2,847,500
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $504,261,516)                          $548,053,266
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
General Electric Capital, 1.90%, 11/1/02     $ 19,053      $ 19,053,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $19,053,000)                        $ 19,053,000
-----------------------------------------------------------------------
Total Investments -- 100.8%
   (identified cost $523,314,516)                          $567,106,266
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.8)%                   $ (4,745,559)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $562,360,707
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $523,314,516)                          $567,106,266
Cash                                             1,827
Receivable for investments sold             17,523,996
Interest and dividends receivable              615,490
Prepaid expenses                                 2,982
------------------------------------------------------
TOTAL ASSETS                              $585,250,561
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $ 22,789,415
Payable to affiliate for Trustees' fees          5,466
Accrued expenses                                94,973
------------------------------------------------------
TOTAL LIABILITIES                         $ 22,889,854
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $562,360,707
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $518,564,745
Net unrealized appreciation (computed on
   the basis of identified cost)            43,795,962
------------------------------------------------------
TOTAL                                     $562,360,707
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $94,920)                               $  9,463,299
Interest                                       469,772
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  9,933,071
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  3,757,322
Trustees' fees and expenses                     29,631
Custodian fee                                  283,116
Legal and accounting services                   70,710
Miscellaneous                                   18,252
------------------------------------------------------
TOTAL EXPENSES                            $  4,159,031
------------------------------------------------------

NET INVESTMENT INCOME                     $  5,774,040
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(90,148,138)
   Foreign currency transactions                 3,246
------------------------------------------------------
NET REALIZED LOSS                         $(90,144,892)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 20,852,158
   Foreign currency                              4,212
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 20,856,370
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(69,288,522)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(63,514,482)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2002  OCTOBER 31, 2001(1)
-------------------------------------------------------------------------------
From operations --
   Net investment income                  $      5,774,040  $           796,879
   Net realized loss                           (90,144,892)         (28,414,129)
   Net change in unrealized appreciation
      (depreciation)                            20,856,370           (9,698,694)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $    (63,514,482) $       (37,315,944)
-------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by the
      Eaton Vance Tax-Managed
      Value Fund                          $             --  $       371,516,049
   Contributions                               331,362,431          127,707,372
   Withdrawals                                (147,934,370)         (19,560,359)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    183,428,061  $       479,663,062
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    119,913,579  $       442,347,118
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of year                      $    442,447,128  $           100,010
-------------------------------------------------------------------------------
AT END OF YEAR                            $    562,360,707  $       442,447,128
-------------------------------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                   YEAR ENDED OCTOBER 31,
                                  ------------------------
                                    2002         2001(1)
----------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.72%         0.70%(2)
   Net investment income              0.99%         0.69%(2)
Portfolio Turnover                     213%           45%
----------------------------------------------------------
TOTAL RETURN(3)                      (7.99)%          --
----------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $562,361      $442,447
----------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001 to October 31, 2001.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value securities, primarily in well-established U.S. companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 13/240 of 1% (equal to 0.650% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2002, the advisory fee amounted to $3,757,322. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $1,375,773,268 and $1,181,311,994 respectively, for the year ended October 31, 2002.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $525,642,251
    ------------------------------------------------------
    Gross unrealized appreciation             $ 43,909,380
    Gross unrealized depreciation               (2,445,365)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 41,464,015
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2002.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2002.

7 Transfer of Assets
-------------------------------------------
   Investment operations began on July 23, 2001 with the acquisition of net assets of Eaton Vance Tax-Managed Value Fund of $371,516,049 in exchange for an interest in the Portfolio, including net unrealized appreciation of $32,638,286. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED VALUE PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Value Portfolio (the Portfolio) as of October 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the supplementary data for the year then ended and for the period ended October 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Tax-Managed Value Portfolio at October 31, 2002, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 6, 2002

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

Interested Trustee(s)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee          Trustee of the    President and Chief              185                    None
 Bibliowicz                              Trust since 1998;   Executive Officer of
 11/28/59                                 of the Portfolio   National Financial
                                             since 2001      Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1991;   Chief Executive Officer
                                          of the Portfolio   of BMR, EVM and their
                                             since 2001      corporate parent and
                                                             trustee, Eaton Vance
                                                             Corp. (EVC) and Eaton
                                                             Vance, Inc. (EV),
                                                             respectively; Director
                                                             of EV; Vice President
                                                             and Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 investment
                                                             companies in the Eaton
                                                             Vance Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR, EVM
                                                             and EVC, which are
                                                             affiliates of the Trust
                                                             and the Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1986;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 2001      and communications                                   portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III                                     Trust since 1986;   Professor of Investment                        Co. (specialty retailer)
 2/23/35                                  of the Portfolio   Banking Emeritus,                              and Director of Telect,
                                             since 2001      Harvard University                             Inc. (telecommunication
                                                             Graduate School of                               services company)
                                                             Business
                                                             Administration.

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                    None
 9/21/35                                 Trust since 1984;   Corporation (an
                                          of the Portfolio   investment and
                                             since 2001      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director,
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEE(S) (CONTINUED)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee          Trustee of the    Professor of Law,                185                    None
 9/14/57                                 Trust since 1998;   University of
                                          of the Portfolio   California at Los
                                             since 2001      Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                    None
 2/21/30                                 Trust since 1984;   Consultant.
                                          of the Portfolio
                                             since 2001

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO          SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William H. Ahern,   Vice President of       Since 1995      Vice President of EVM and BMR.
 Jr.                     the Trust                           Officer of 34 investment
 7/28/59                                                     companies managed by EVM or
                                                             BMR.

 Thomas E. Faust        President of         Since 2002      Executive Vice President and
 Jr.                     the Trust                           Chief Investment Officer of
 5/31/58                                                     EVM and BMR and Director of
                                                             EVC. Officer of 50 investment
                                                             companies managed by EVM or
                                                             BMR.

 Thomas J. Fetter    Vice President of       Since 1997      Vice President of EVM and BMR.
 8/20/43                 the Trust                           Officer of 126 investment
                                                             companies managed by EVM or
                                                             BMR.

 Robert B.           Vice President of       Since 1998      Vice President of EVM and BMR.
 MacIntosh               the Trust                           Officer of 125 investment
 1/22/57                                                     companies managed by EVM or
                                                             BMR.

 Michael R. Mach       Vice President    Vice President of   Vice President of EVM and BMR
 7/15/47                                  the Trust since    since December 1999.
                                            1999; of the     Previously, Managing Director
                                          Portfolio since    and Senior Analyst for
                                                2001         Robertson Stephens
                                                             (1998-1999); Managing Director
                                                             and Senior Analyst for Piper
                                                             Jaffray (1996-1998). Officer
                                                             of 23 investment companies
                                                             managed by EVM or BMR.

 Duncan W.           Vice President of   Vice President of   Senior Vice President and
 Richardson              the Trust;       the Trust since    Chief Equity Investment
 10/26/57               President of     2001; President of  Officer of EVM and BMR.
                       the Portfolio       the Portfolio     Officer of 40 investment
                                             since 2002      companies managed by EVM or
                                                             BMR.

 Walter A. Row, III  Vice President of       Since 2001      Director of Equity Research
 7/20/57                 the Trust                           and a Vice President of EVM
                                                             and BMR. Officer of 21
                                                             investment companies managed
                                                             by EVM or BMR.

 Susan M. Schiff     Vice President of       Since 2002      Vice President of EVM and BMR.
 3/13/61                 the Trust                           Officer of 24 investment
                                                             companies managed by EVM or
                                                             BMR.

 Edward E. Smiley,   Vice President of       Since 1999      Vice President of EVM and BMR.
 Jr.                     the Trust                           Officer of 36 investment
 10/5/44                                                     companies managed by EVM or
                                                             BMR.

 Alan R. Dynner          Secretary        Secretary of the   Vice President, Secretary and
 10/10/40                                Trust since 1997;   Chief Legal Officer of BMR,
                                          of the Portfolio   EVM, EVD and EVC. Officer of
                                             since 2001      190 investment companies
                                                             managed by EVM or BMR.

 Barbara E.             Treasurer of       Since 2002(2)     Vice President of EVM and BMR.
 Campbell              the Portfolio                         Officer of 190 investment
 6/19/57                                                     companies managed by EVM or
                                                             BMR.

 James L. O'Connor    Treasurer of the       Since1989       Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 112 investment
                                                             companies managed by EVM or
                                                             BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Ms. Campbell served as Assistant Treasurer since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.